SCHEDULE III (Details) (USD $)	1 Months Ended	12 Months Ended																	12 Months Ended																																																																																																																																																										12 Months Ended																						12 Months Ended														12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2012 Revolving Credit Facility	Feb. 09, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Mortgage Indebtedness		Dec. 31, 2010 Mortgage Indebtedness		Dec. 31, 2011 Mortgage Indebtedness Property Group 1	Dec. 31, 2011 Mortgage Indebtedness Property Group 2	Dec. 31, 2011 Mortgage Indebtedness Property Group 3	Dec. 31, 2011 Mortgage Indebtedness Property Group 4	Dec. 31, 2011 Care Facilities		Dec. 31, 2011 Skilled Nursing Facilities		Dec. 31, 2011 New Martinsville		Dec. 31, 2011 Glenville		Dec. 31, 2011 Renaissance Terrace		Dec. 31, 2011 Greenwood		Dec. 31, 2011 Pawtuxet Village		Dec. 31, 2011 Woodland View		Dec. 31, 2011 Forest Hills, SNF		Dec. 31, 2011 Seminole Estates		Dec. 31, 2011 Bryan Care		Dec. 31, 2011 Sylvania		Dec. 31, 2011 Point Place		Dec. 31, 2011 Perrysburg		Dec. 31, 2011 Forest View		Dec. 31, 2011 New Lebanon		Dec. 31, 2011 New Lexington		Dec. 31, 2011 Twin Rivers		Dec. 31, 2011 San Juan		Dec. 31, 2011 Mckinley Care		Dec. 31, 2011 Bedford Hills		Dec. 31, 2011 Exeter on Hampton		Dec. 31, 2011 Pheasant Wood		Dec. 31, 2011 Westwood		Dec. 31, 2011 Colonial Hill		Dec. 31, 2011 Crestwood Care		Dec. 31, 2011 Applewood		Dec. 31, 2011 Elms Care		Dec. 31, 2011 Woodland Hill		Dec. 31, 2011 Missouri River		Dec. 31, 2011 Butte Care		Dec. 31, 2011 Whitefish Care		Dec. 31, 2011 Deer Lodge		Dec. 31, 2011 Twin Oaks		Dec. 31, 2011 Maplewood		Dec. 31, 2011 Saugus		Dec. 31, 2011 Kensington Manor		Dec. 31, 2011 Regency Care		Dec. 31, 2011 Paducah Care		Dec. 31, 2011 Countryside Care		Dec. 31, 2011 Bradford Square		Dec. 31, 2011 Hillside Villa		Dec. 31, 2011 Klondike Care		Dec. 31, 2011 Colonial Manor		Dec. 31, 2011 Hopkins Care		Dec. 31, 2011 Bridge Point		Dec. 31, 2011 Magnolia Village		Dec. 31, 2011 Decatur Township		Dec. 31, 2011 Gooding/Bennett Hills		Dec. 31, 2011 Fountain City		Dec. 31, 2011 Etowah Landing		Dec. 31, 2011 Oakhurst		Dec. 31, 2011 Orchard Ridge		Dec. 31, 2011 Bay Tree		Dec. 31, 2011 West Bay		Dec. 31, 2011 Sunset Point		Dec. 31, 2011 Arden House		Dec. 31, 2011 Pope John Paul		Dec. 31, 2011 Saint Camillus		Dec. 31, 2011 Madison House		Dec. 31, 2011 Willows Connecticut		Dec. 31, 2011 Reservoir		Dec. 31, 2011 Glen Hill		Dec. 31, 2011 Governor's House		Dec. 31, 2011 Elms Haven		Dec. 31, 2011 Sable		Dec. 31, 2011 Carmicheal		Dec. 31, 2011 Willows California		Dec. 31, 2011 Washington Care		Dec. 31, 2011 Oak Brook Health Care Center		Dec. 31, 2011 Broadmeadow Healthcare		Dec. 31, 2011 Capitol Healthcare		Dec. 31, 2011 Pike Creek Healthcare		Dec. 31, 2011 Renaissance Healthcare		Dec. 31, 2011 Honey Hill Care Center		Dec. 31, 2011 Manokin Manor Nursing and Rehabilitation Center		Dec. 31, 2011 Wesley Woods Alzheimer's Care Center		Dec. 31, 2011 Windcrest Alzheimer's Care Center		Dec. 31, 2011 Multi License Designation		Dec. 31, 2011 Forest Hills ALF		Dec. 31, 2011 Langdon Place of Dover		Dec. 31, 2011 Clipper Harbor		Dec. 31, 2011 Mineral Springs		Dec. 31, 2011 Wolfeboro		Dec. 31, 2011 Langdon Place of Keene		Dec. 31, 2011 Edmondson Care		Dec. 31, 2011 Heartland Villa		Dec. 31, 2011 Meridian Care		Dec. 31, 2011 Saint Joseph's		Dec. 31, 2011 Assisted Living Facilities		Dec. 31, 2011 Monroe House		Dec. 31, 2011 Langdon Place of Exeter		Dec. 31, 2011 Langdon Place of Nashua		Dec. 31, 2011 Heritage Place		Dec. 31, 2011 The Legacy		Dec. 31, 2011 Creekside Senior Living		Dec. 31, 2011 Mental Health		Dec. 31, 2011 Lake Drive		Dec. 31, 2011 Boise		Dec. 31, 2011 Glen Crest		Dec. 31, 2011 Village at Northrise		Dec. 31, 2011 Texas Regional Medical Center at Sunnyvale		Dec. 31, 2011 Multi-property Indebtedness		Dec. 31, 2011 Operating Segments		Dec. 31, 2011 Corporate Level
Real Estate and Accumulated Depreciation
Encumbrances		$ 157,898,000													$ 53,730,000		$ 39,455,000		$ 0	[1]	$ 0		$ 0		$ 0		$ 0		$ 4,456,000		$ 0	[2]	$ 0		$ 0		$ 0	[3]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	[4]	$ 0	[4]	$ 6,833,000		$ 0	[5]	$ 0		$ 0		$ 0	[5]	$ 0		$ 0		$ 0		$ 0	[3]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	[3]	$ 0		$ 0		$ 0		$ 0	[1]	$ 0		$ 0	[3]	$ 0	[3]	$ 0		$ 0	[3]	$ 0	[3]	$ 20,413,000		$ 0	[3]	$ 0		$ 0		$ 0		$ 7,753,000		$ 0	[3]	$ 0		$ 0	[1]	$ 0	[1]	$ 0	[3]	$ 0		$ 0	[4]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 10,277,000		$ 0	[2]	$ 4,970,000		$ 0	[5]	$ 0	[5]	$ 0	[5]	$ 5,307,000		$ 0		$ 0		$ 0	[3]	$ 0	[3]	$ 3,998,000		$ 0		$ 3,998,000		$ 0	[5]	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	[3]	$ 0		$ 104,168,000		$ 157,898,000		$ 0
Initial Cost to Company
Land		91,731,000													87,711,000		76,499,000		475,000	[1]	484,000		76,000		2,066,000		1,275,000		1,012,000		1,653,000	[2]	655,000		1,278,000		942,000	[3]	1,089,000		987,000		819,000		784,000		63,000		280,000		799,000	[4]	409,000	[4]	1,911,000		2,365,000	[5]	625,000		699,000		412,000	[5]	557,000		348,000		312,000		1,706,000	[3]	2,023,000	[4]	1,092,000	[4]	651,000	[4]	190,000	[4]	885,000		771,000		285,000		1,864,000		1,169,000		1,636,000		239,000		774,000		277,000		764,000		792,000		592,000		0	[3]	14,000		673,000		0		253,000	[1]	43,000		1,474,000	[3]	536,000	[3]	786,000		775,000	[3]	706,000	[3]	2,250,000		0	[3]	0		4,337,000		1,838,000		1,204,000		918,000	[3]	0		3,717,000	[1]	1,272,000	[1]	0	[3]	137,000		0	[4]	1,433,000		1,650,000		4,940,000		2,460,000		1,640,000		1,722,000		1,953,000		883,000		800,000		6,443,000		1,803,000	[2]	801,000		846,000	[5]	417,000	[5]	454,000	[5]	304,000		446,000		532,000		840,000	[3]	0	[3]	1,821,000		0		571,000		0	[5]	668,000		325,000		257,000		160,000		160,000		0		1,356,000		1,432,000	[3]	4,020,000		0		91,731,000		0
Buildings and Improvements		681,744,000	[6]												623,988,000	[6]	510,857,000	[6]	10,543,000	[1],[6]	2,839,000	[6]	4,459,000	[6]	10,178,000	[6]	6,602,000	[6]	5,632,000	[6]	11,259,000	[2],[6]	3,527,000	[6]	6,477,000	[6]	5,627,000	[3],[6]	5,364,000	[6]	5,358,000	[6]	4,214,000	[6]	4,243,000	[6]	3,487,000	[6]	3,004,000	[6]	4,163,000	[4],[6]	1,865,000	[4],[6]	12,245,000	[6]	2,350,000	[5],[6]	3,986,000	[6]	3,823,000	[6]	3,960,000	[5],[6]	3,441,000	[6]	3,075,000	[6]	1,679,000	[6]	8,053,000	[3],[6]	16,967,000	[4],[6]	12,654,000	[4],[6]	6,339,000	[4],[6]	3,032,000	[4],[6]	5,100,000	[6]	4,550,000	[6]	1,643,000	[6]	7,523,000	[6]	5,989,000	[6]	4,133,000	[6]	4,790,000	[6]	3,848,000	[6]	4,272,000	[6]	3,576,000	[6]	3,050,000	[6]	2,277,000	[6]	2,278,000	[3],[6]	629,000	[6]	3,730,000	[6]	1,731,000	[6]	2,797,000	[1],[6]	842,000	[6]	8,212,000	[3],[6]	5,685,000	[3],[6]	4,870,000	[6]	4,660,000	[3],[6]	4,370,000	[3],[6]	23,816,000	[6]	13,702,000	[3],[6]	12,528,000	[6]	8,164,000	[6]	9,961,000	[6]	9,457,000	[6]	7,017,000	[3],[6]	5,750,000	[6]	18,473,000	[1],[6]	5,591,000	[1],[6]	1,741,000	[3],[6]	1,426,000	[6]	1,331,000	[4],[6]	9,643,000	[6]	21,730,000	[6]	15,500,000	[6]	25,240,000	[6]	22,620,000	[6]	6,125,000	[6]	7,811,000	[6]	7,642,000	[6]	4,589,000	[6]	74,802,000	[6]	3,927,000	[2],[6]	10,036,000	[6]	7,632,000	[5],[6]	5,352,000	[5],[6]	4,531,000	[5],[6]	3,992,000	[6]	5,087,000	[6]	4,025,000	[6]	8,342,000	[3],[6]	21,878,000	[3],[6]	24,822,000	[6]	182,000	[6]	7,183,000	[6]	5,654,000	[5],[6]	5,492,000	[6]	4,019,000	[6]	2,292,000	[6]	838,000	[6]	549,000	[6]	289,000	[6]	6,666,000	[6]	6,003,000	[3],[6]	57,620,000	[6]	0	[6]	681,608,000	[6]	136,000	[6]
Total		773,475,000													711,699,000		587,356,000		11,018,000	[1]	3,323,000		4,535,000		12,244,000		7,877,000		6,644,000		12,912,000	[2]	4,182,000		7,755,000		6,569,000	[3]	6,453,000		6,345,000		5,033,000		5,027,000		3,550,000		3,284,000		4,962,000	[4]	2,274,000	[4]	14,156,000		4,715,000	[5]	4,611,000		4,522,000		4,372,000	[5]	3,998,000		3,423,000		1,991,000		9,759,000	[3]	18,990,000	[4]	13,746,000	[4]	6,990,000	[4]	3,222,000	[4]	5,985,000		5,321,000		1,928,000		9,387,000		7,158,000		5,769,000		5,029,000		4,622,000		4,549,000		4,340,000		3,842,000		2,869,000		2,278,000	[3]	643,000		4,403,000		1,731,000		3,050,000	[1]	885,000		9,686,000	[3]	6,221,000	[3]	5,656,000		5,435,000	[3]	5,076,000	[3]	26,066,000		13,702,000	[3]	12,528,000		12,501,000		11,799,000		10,661,000		7,935,000	[3]	5,750,000		22,190,000	[1]	6,863,000	[1]	1,741,000	[3]	1,563,000		1,331,000	[4]	11,076,000		23,380,000		20,440,000		27,700,000		24,260,000		7,847,000		9,764,000		8,525,000		5,389,000		81,245,000		5,730,000	[2]	10,837,000		8,478,000	[5]	5,769,000	[5]	4,985,000	[5]	4,296,000		5,533,000		4,557,000		9,182,000	[3]	21,878,000	[3]	26,643,000		182,000		7,754,000		5,654,000	[5]	6,160,000		4,344,000		2,549,000		998,000		709,000		289,000		8,022,000		7,435,000	[3]	61,640,000		0		773,339,000		136,000
Costs Capitalized Subsequent to Acquisition		103,000													0		0		0	[1]	0		0		0		0		0		0	[2]	0		0		0	[3]	0		0		0		0		0		0		0	[4]	0	[4]	0		0	[5]	0		0		0	[5]	0		0		0		0	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0		0		0		0		0		0		0		0		0		0		0		0		0	[3]	0		0		0		0	[1]	0		0	[3]	0	[3]	0		0	[3]	0	[3]	0		0	[3]	0		0		0		0		0	[3]	0		0	[1]	0	[1]	0	[3]	0		0	[4]	0		0		0		0		0		0		0		0		0		0		0	[2]	0		0	[5]	0	[5]	0	[5]	0		0		0		0	[3]	0	[3]	0		0		0		0	[5]	0		0		0		0		0		0		0		0	[3]	0		0		0		103,000
Gross Amount at which Carried at Close of Period
Land		91,731,000													87,711,000		76,499,000		475,000	[1]	484,000		76,000		2,066,000		1,275,000		1,012,000		1,653,000	[2]	655,000		1,278,000		942,000	[3]	1,089,000		987,000		819,000		784,000		63,000		280,000		799,000	[4]	409,000	[4]	1,911,000		2,365,000	[5]	625,000		699,000		412,000	[5]	557,000		348,000		312,000		1,706,000	[3]	2,023,000	[4]	1,092,000	[4]	651,000	[4]	190,000	[4]	885,000		771,000		285,000		1,864,000		1,169,000		1,636,000		239,000		774,000		277,000		764,000		792,000		592,000		0	[3]	14,000		673,000		0		253,000	[1]	43,000		1,474,000	[3]	536,000	[3]	786,000		775,000	[3]	706,000	[3]	2,250,000		0	[3]	0		4,337,000		1,838,000		1,204,000		918,000	[3]	0		3,717,000	[1]	1,272,000	[1]	0	[3]	137,000		0	[4]	1,433,000		1,650,000		4,940,000		2,460,000		1,640,000		1,722,000		1,953,000		883,000		800,000		6,443,000		1,803,000	[2]	801,000		846,000	[5]	417,000	[5]	454,000	[5]	304,000		446,000		532,000		840,000	[3]	0	[3]	1,821,000		0		571,000		0	[5]	668,000		325,000		257,000		160,000		160,000		0		1,356,000		1,432,000	[3]	4,020,000		0		91,731,000		0
Building and Improvements		675,562,000	[3],[6]												617,703,000	[3],[6]	506,110,000	[6],[7]	10,539,000	[1],[6],[7]	2,834,000	[6],[7]	4,430,000	[6],[7]	10,128,000	[6],[7]	6,520,000	[6],[7]	5,574,000	[6],[7]	11,246,000	[2],[6],[7]	3,387,000	[6],[7]	6,422,000	[6],[7]	5,572,000	[3],[6],[7]	5,325,000	[6],[7]	5,309,000	[6],[7]	4,184,000	[6],[7]	4,172,000	[6],[7]	3,468,000	[6],[7]	2,967,000	[6],[7]	4,140,000	[4],[6],[7]	1,865,000	[4],[6],[7]	12,208,000	[6],[7]	2,262,000	[5],[6],[7]	3,685,000	[6],[7]	3,529,000	[6],[7]	3,837,000	[5],[6],[7]	3,217,000	[6],[7]	2,848,000	[6],[7]	1,568,000	[6],[7]	8,042,000	[3],[6],[7]	16,877,000	[4],[6],[7]	12,630,000	[4],[6],[7]	6,321,000	[4],[6],[7]	3,024,000	[4],[6],[7]	5,071,000	[6],[7]	4,481,000	[6],[7]	1,612,000	[6],[7]	7,519,000	[6],[7]	5,989,000	[6],[7]	4,133,000	[6],[7]	4,790,000	[6],[7]	3,840,000	[6],[7]	4,272,000	[6],[7]	3,575,000	[6],[7]	3,047,000	[6],[7]	2,276,000	[6],[7]	2,274,000	[3],[6],[7]	629,000	[6],[7]	3,706,000	[6],[7]	1,731,000	[6],[7]	2,786,000	[1],[6],[7]	842,000	[6],[7]	8,107,000	[3],[6],[7]	5,590,000	[3],[6],[7]	4,795,000	[6],[7]	4,526,000	[3],[6],[7]	4,306,000	[3],[6],[7]	23,396,000	[6],[7]	13,702,000	[3],[6],[7]	12,523,000	[6],[7]	8,028,000	[6],[7]	9,510,000	[6],[7]	9,270,000	[6],[7]	6,844,000	[3],[6],[7]	5,514,000	[6],[7]	18,400,000	[1],[6],[7]	5,531,000	[1],[6],[7]	1,724,000	[3],[6],[7]	1,411,000	[6],[7]	1,330,000	[4],[6],[7]	9,643,000	[6],[7]	21,730,000	[6],[7]	15,500,000	[6],[7]	25,240,000	[6],[7]	22,620,000	[6],[7]	6,125,000	[6],[7]	7,811,000	[6],[7]	7,642,000	[6],[7]	4,589,000	[6],[7]	73,907,000	[6],[7]	3,905,000	[2],[6],[7]	9,653,000	[6],[7]	7,570,000	[5],[6],[7]	5,175,000	[5],[6],[7]	4,399,000	[5],[6],[7]	3,902,000	[6],[7]	5,085,000	[6],[7]	4,024,000	[6],[7]	8,324,000	[3],[6],[7]	21,870,000	[3],[6],[7]	24,402,000	[3],[6]	174,000	[6],[7]	7,038,000	[6],[7]	5,389,000	[3],[5],[6]	5,491,000	[3],[6]	4,018,000	[3],[6]	2,292,000	[3],[6]	811,000	[3],[6]	544,000	[3],[6]	267,000	[3],[6]	6,652,000	[3],[6]	5,821,000	[3],[6]	57,620,000	[3],[6]	0	[3],[6]	675,323,000	[3],[6]	239,000	[3],[6]
Total		767,293,000													705,414,000		582,609,000		11,014,000	[1]	3,318,000		4,506,000		12,194,000		7,795,000		6,586,000		12,899,000	[2]	4,042,000		7,700,000		6,514,000	[3]	6,414,000		6,296,000		5,003,000		4,956,000		3,531,000		3,247,000		4,939,000	[4]	2,274,000	[4]	14,119,000		4,627,000	[5]	4,310,000		4,228,000		4,249,000	[5]	3,774,000		3,196,000		1,880,000		9,748,000	[3]	18,900,000	[4]	13,722,000	[4]	6,972,000	[4]	3,214,000	[4]	5,956,000		5,252,000		1,897,000		9,383,000		7,158,000		5,769,000		5,029,000		4,614,000		4,549,000		4,339,000		3,839,000		2,868,000		2,274,000	[3]	643,000		4,379,000		1,731,000		3,039,000	[1]	885,000		9,581,000	[3]	6,126,000	[3]	5,581,000		5,301,000	[3]	5,012,000	[3]	25,646,000		13,702,000	[3]	12,523,000		12,365,000		11,348,000		10,474,000		7,762,000	[3]	5,514,000		22,117,000	[1]	6,803,000	[1]	1,724,000	[3]	1,548,000		1,330,000	[4]	11,076,000		23,380,000		20,440,000		27,700,000		24,260,000		7,847,000		9,764,000		8,525,000		5,389,000		80,350,000		5,708,000	[2]	10,454,000		8,416,000	[5]	5,592,000	[5]	4,853,000	[5]	4,206,000		5,531,000		4,556,000		9,164,000	[3]	21,870,000	[3]	26,223,000		174,000		7,609,000		5,389,000	[5]	6,159,000		4,343,000		2,549,000		971,000		704,000		267,000		8,008,000		7,253,000	[3]	61,640,000		0		767,054,000		239,000
Accumulated Depreciation and Amortization		(108,916,000)													(107,710,000)		(83,235,000)		(2,772,000)	[1]	(398,000)		(1,457,000)		(2,255,000)		(1,554,000)		(1,585,000)		(2,249,000)	[2]	(397,000)		(1,270,000)		(1,340,000)	[3]	(854,000)		(1,048,000)		(977,000)		(958,000)		(1,568,000)		(618,000)		(802,000)	[4]	(330,000)	[4]	(2,240,000)		(940,000)	[5]	(822,000)		(811,000)		(913,000)	[5]	(723,000)		(568,000)		(440,000)		(1,236,000)	[3]	(3,492,000)	[4]	(2,322,000)	[4]	(1,233,000)	[4]	(719,000)	[4]	(1,298,000)		(1,211,000)		(672,000)		(1,158,000)		(1,493,000)		(916,000)		(850,000)		(971,000)		(1,074,000)		(844,000)		(728,000)		(578,000)		(763,000)	[3]	(306,000)		(727,000)		(392,000)		(1,044,000)	[1]	(270,000)		(1,597,000)	[3]	(1,096,000)	[3]	(1,098,000)		(1,004,000)	[3]	(989,000)	[3]	(3,994,000)		(2,617,000)	[3]	(2,552,000)		(1,182,000)		(1,606,000)		(1,375,000)		(1,452,000)	[3]	(1,409,000)		(3,372,000)	[1]	(1,128,000)	[1]	(592,000)	[3]	(398,000)		(265,000)	[4]	(171,000)		(236,000)		(176,000)		(277,000)		(253,000)		(65,000)		(80,000)		(40,000)		(25,000)		(16,850,000)		(943,000)	[2]	(1,854,000)		(1,967,000)	[5]	(1,112,000)	[5]	(859,000)	[5]	(1,084,000)		(1,052,000)		(773,000)		(2,277,000)	[3]	(4,929,000)	[3]	(4,540,000)		(107,000)		(1,655,000)		(965,000)	[5]	(914,000)		(891,000)		(8,000)		(429,000)		(316,000)		(113,000)		(1,104,000)		(1,552,000)	[3]	(1,154,000)		0		(108,864,000)		(52,000)
Life on Which Depreciation in Latest Income Statement is Computed																			39 years	[1]	40 years		38 years		24 years		24 years		30 years		40 years	[2]	32 years		30 years		24 years	[3]	36 years		32 years		24 years		28 years		20 years		30 years		24 years	[4]	24 years	[4]	36 years		40 years	[5]	28 years		24 years		44 years	[5]	28 years		32 years		20 years		32 years	[3]	30 years	[4]	35 years	[4]	35 years	[4]	30 years	[4]	24 years		24 years		24 years		37 years		25 years		28 years		35 years		25 years		25 years		28 years		25 years		25 years		20 years	[3]	29 years		32 years		40 years		40 years	[1]	40 years		32 years	[3]	32 years	[3]	32 years		32 years	[3]	32 years	[3]	28 years		32 years	[3]	32 years		36 years		32 years		36 years		24 years	[3]	20 years		40 years	[1]	35 years	[1]	40 years	[3]	40 years		40 years	[4]	40 years		40 years		40 years		40 years		40 years		40 years		40 years		40 years		40 years				30 years	[2]	42 years		43 years	[5]	43 years	[5]	41 years	[5]	46 years		35 years		35 years		39 years	[3]	24 years	[3]			15 years		43 years		40 years	[5]	38 years		35 years		40 years				10 years		40 years		32 years		29 years	[3]	40 years
Real estate:
Balance at the beginning of the period	570,904,000	570,998,000
Acquisitions	0	202,570,000
Improvements	94,000	9,000
Write-offs of fully depreciated assets	0	(6,284,000)
Balance at the end of the period	570,998,000	767,293,000
Accumulated depreciation:
Balance at the beginning of the period	(85,567,000)	(88,701,000)
Depreciation expense	(3,134,000)	(26,499,000)
Write-off of fully depreciated assets	0	6,284,000
Balance at the end of the period	(88,701,000)	(108,916,000)
Mortgage loan							157,898,000	[8]	160,925,000	[8]	39,200,000	19,900,000	31,500,000	13,600,000
Secured revolving credit facility				200,000,000	100,000,000	100,000,000
Initial cost of real estate for federal tax purposes		$ 762,000,000

[1]	Property serves as collateral for a mortgage loan totaling $19.9 million as of December 31, 2011.
[2]	Property serves as collateral for a mortgage loan totaling $13.6 million as of December 31, 2011.
[3]	Property serves as collateral for the $100.0 million secured revolving credit facility. There were no amounts outstanding as of December 31, 2011.
[4]	Property serves as collateral for a mortgage loan totaling $39.2 million as of December 31, 2011.
[5]	Property serves as collateral for a mortgage loan totaling $31.5 million as of December 31, 2011.
[6]	Building and building improvements include land improvements and furniture and equipment.
[7]	The aggregate cost of real estate for federal income tax purposes was $762.0 million.
[8]	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.